Related parties - Transaction with Associates (Details) - Associates - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Other operating income	$ 125	$ 261	$ 244
Finance income			15
Operating expenses and cost of services	$ 2,181	$ 4,126	$ 4,765